Motorola Mobility Holdings, Inc.

November 30, 2010

VIA EDGAR AND FACSIMILE

Division of Corporation Finance

Securities and Exchange Commission

100 F St. NE

Washington, D.C. 20549

Facsimile: 703-813-6986

Attention: Mr. Larry Spirgel, Assistant Director, Division of Corporation Finance

RE:	Motorola Mobility Holdings, Inc.
Amendment No. 4 to the Registration Statement on Form 10
Filed November 30, 2010
File No. 001-34805

Dear Mr. Spirgel:

Reference is made to the above-captioned Registration Statement. We understand that the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) has no further comments to the Registration Statement and that the New York Stock Exchange has certified to the Commission that the common stock, par value $0.01 per share, of Motorola Mobility Holdings, Inc. (the “Company”) has been approved by the stock exchange for listing and registration. Therefore, we hereby request that the effective date for the Registration Statement be accelerated to 4 p.m. Eastern Time on December 1, 2010 or as soon as practicable thereafter, pursuant to Section 12(d) of the Securities Exchange Act of 1934, as amended, and Rule 12d1-2 thereunder.

In connection with the responses in this letter, the Company acknowledges that:

•

should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, such declaration does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Motorola Mobility Holdings, Inc., 600 N. US Highway 45, Libertyville, IL 60048 • Tel: 847-523-0220 • Fax 847-523-0317

Division of Corporation Finance

Securities and Exchange Commission

November 30, 2010

If the Staff has any further questions or comments concerning this letter, or if you require additional information, please feel free to contact (847) 523-0220 or Jennifer Lagunas (847) 523-2373. We request that we be notified of such effectiveness by a telephone call to Jennifer Lagunas (847) 523-2373 and that such effectiveness also be confirmed in writing. Please also note the new fax number of (847) 523-0317.

Sincerely,

/s/ Carol H. Forsyte

Carol H. Forsyte

Corporate Vice President and Secretary

Motorola Mobility Holdings, Inc.

cc:	Jonathan Groff, Attorney-Advisor
Paul Fischer, Staff Attorney